Other net losses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Income and Expenses [Abstract]
Restructuring costs	$ (9.7)	$ (6.8)	$ (28.9)	$ (12.4)
WEMA write-off (note 4(a))	(17.2)	0.0	(17.2)	0.0
Other	(1.3)	6.3	(3.4)	(1.8)
Other net losses	$ (28.2)	$ (0.5)	$ (49.5)	$ (14.2)